Fair value of financial instruments	6 Months Ended	7 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair value of financial instruments
Fair value of financial instruments

The following table sets forth the financial assets and liabilities that we measure at fair value by level within the fair value hierarchy as of June 30, 2013 ($ in thousands):

	Level 1	Level 2	Level 3
	Quoted prices in active markets	Observable inputs other than Level 1 prices	Unobservable inputs
Recurring basis (assets)
Mortgage loans	$—	$—	$163,520
Nonrecurring basis (assets)
Transfer of mortgage loans to real estate owned	$—	$—	$4,399
Not recognized on consolidated balance sheets at fair value (liabilities)
Repurchase agreement at fair value	$—	$472	$—

There were no corresponding financial assets or liabilities measured at fair value as of December 31, 2012 because we did not own any mortgage loans or residential properties at that time. Additionally, there have been no transfers between levels for the three or six months ended June 30, 2013.

The carrying values of our cash and cash equivalents, related party receivables, accounts payable and accrued liabilities and related party payables are equal to or approximate fair value. The fair value of the repurchase agreement that we entered into on March 22, 2013 was estimated using the income approach to approximate the price that would be paid in an orderly transaction between market participants on the measurement date for similar floating rate debt.

The following table sets forth the changes in our level 3 assets that are measured at fair value on a recurring basis ($ in thousands):

	Three months ended June 30, 2013	Six months ended June 30, 2013
Mortgage loans
Beginning balance	$87,670	$—
Investment in mortgage loans	79,908	168,165
Net unrealized gain on mortgage loans	7,165	8,293
Net realized gain on mortgage loans	1,719	2,106
Mortgage loan dispositions and repayments	(8,699)	(10,645)
Transfer of mortgage loans to real estate owned	(4,243)	(4,399)
Ending balance	$163,520	$163,520

Net unrealized gain on mortgage loans held	$7,165	$8,293
Accumulated net unrealized gain on mortgage loans held	$8,293	$8,293

There was no corresponding activity for level 3 assets for the three and six months ended June 30, 2012 because we did not own any such assets at that time.

The following table sets forth the fair value of our mortgage loans and the related unpaid principal balance and market value of underlying properties by delinquency as of June 30, 2013 ($ in thousands):

	Number of loans	Carrying value	Unpaid principal balance	Market value of underlying properties
Current	102	$10,748	$22,020	$18,178
30	33	2,793	6,411	4,560
60	30	4,299	8,093	6,449
90	460	53,905	106,381	81,086
Foreclosure	707	91,775	185,077	134,500
Mortgage loans	1,332	$163,520	$327,982	$244,773

We did not hold any corresponding mortgage loans as of December 31, 2012.

The significant unobservable inputs used in the fair value measurement of our mortgage loans are discount rates, home prices, gross rental rates, alternate loan resolution probabilities and timelines. Significant changes in any of these inputs in isolation could result in a significant change to the fair value measurement. A decline in the discount rate in isolation would increase the fair value of an asset. A decrease in the housing pricing index or gross rental rates in isolation would decrease the fair value. Individual loan characteristics such as location and value of underlying collateral affect the loan resolution probabilities and timelines. An increase in the loan resolution timeline in isolation would decrease the fair value. The following table sets forth quantitative information about the significant unobservable inputs used to measure the fair value of our mortgage loans as of June 30, 2013:

Input	Range
Discount rate	15.0%
Gross monthly rental rate	$480 to $5,030
Home pricing index range	-1.8% to 4.6%
Loan resolution probabilities - modification	0% to 22.3%
Loan resolution probabilities - rental	0% to 100.0%
Loan resolution probabilities - liquidation	0% to 100.0%
Loan resolution timelines	1 to 67 months

There were no corresponding fair value measurements which required significant unobservable inputs as of December 31, 2012 because we did not own any such assets at that time.
Disclosure About Fair Value of Financial Instruments The carrying value of our cash and cash equivalents equals fair value.